Net (Loss)/Profit Per Share - Summary of net (loss)/profit available to ordinary shareholders by the weighted average number of ordinary shares outstanding (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/profit | ¥	¥ 167,221		¥ 607,717	¥ (1,574,080)
Change in redemption value in preferred shares | ¥	0		0	(152,287)
Net (loss)/profit attributable to ordinary shareholders for computing basic net (loss)/profit per ordinary shares	¥ 167,221	$ 23,553	¥ 607,717	¥ (1,726,367)
Denominator:
Net (loss)/profit per ordinary share attributable to ordinary shareholders basic | (per share)	¥ 0.04	$ 0.01	¥ 0.15	¥ (0.58)
Weighted average ordinary shares outstanding used in computing basic net (loss)/profit per ordinary shares	3,769,679,736	3,769,679,736	3,921,388,720	2,990,507,749
Effect of potentially diluted share options	74,855,096	74,855,096	84,176,378	0
Effect of potentially diluted restricted share units	36,326,664	36,326,664	16,902,062	0
Weighted average ordinary shares outstanding used in computing diluted net (loss)/profit per ordinary shares	3,880,861,496	3,880,861,496	4,022,467,160	2,990,507,749
Net (loss)/profit per ordinary share attributable to ordinary shareholders diluted | (per share)	¥ 0.04	$ 0.01	¥ 0.15	¥ (0.58)